Other Receivables and Other Payables - Schedule of Deposits & Other Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Deposits & other receivables
Rental deposit	RM 101,680	$ 25,054	RM 6,312
Utility deposit	15,060	3,711	5,700
Other deposits	25,990	6,404	1,820
Other receivables			2,089,986
Deferred offering costs	366,228	90,237	763,342
Other receivables	RM 508,958	$ 125,406	RM 2,867,160